SEGMENT REPORTING (Company's internal financial reporting) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment operating income (loss)	$ (325)		$ 1,893
Defense and aerospace
Segment Reporting Information [Line Items]
Revenues from external customers	10,447
Segment operating income (loss)	176
Mobile resource management
Segment Reporting Information [Line Items]
Revenues from external customers	7,341
Segment operating income (loss)	1,561	[1]
Consolidated
Segment Reporting Information [Line Items]
Revenues from external customers	17,788
Segment operating income (loss)	1,737		0
Not allocated costs	340
Consolidated profit from operations	$ 1,397	[1]	$ 1,893	[1]

[1]	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.